CONCENTRATION RISK	12 Months Ended
Jul. 31, 2026
Risks and Uncertainties [Abstract]
CONCENTRATION RISK

13. CONCENTRATION RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the Years Ended July 31,
	2024	2025	2026
Percentage of the Group’s total revenue
Customer A	11.36%	*	14.17%
Customer B	12.75%	13.92%	*
Customer C	*	11.78%	*
Customer D	10.30%	*	*

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable, gross:

	As of July 31,	As of July 31,
	2025	2026
Percentage of the Group’s accounts receivable, gross
Customer E	28.93%	40.10%
Customer B	24.22%	23.63%
Customer F	17.78%	*

The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:

	For the Years Ended July 31,
	2024	2025	2026
Percentage of the Group’s purchase
Supplier A	48.80%	47.40%	57.65%
Supplier B	17.59%	*	18.01%
Supplier C	*	*	4.97%
Supplier D	*	13.29%	*
Supplier E	13.16%	10.19%	*
Supplier F	18.91%	*	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of July 31,	As of July 31,
	2025	2026
Percentage of the Group’s accounts payable
Supplier C	*	26.89%
Supplier A	36.45%	*

*	Represent less than 10%

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)